Segment Information - Schedule of Segment's Measure of Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Segment's Measure of Profit or Loss [Abstract]
Revenue	[1]	$ 53,205	$ 63,463	$ 54,493
Cost of revenue		(49,289)	(59,020)	(51,667)
Administration expenses
Staff cost		(1,226)	(747)	(790)
Legal and professional fees		(600)	(18)	(4)
Lease expenses		(222)	(53)	(52)
Insurance		(78)	(7)	(6)
Office expenses		(25)	(17)	(13)
Depreciation		(4)	(3)	(2)
Others		(72)	(32)	(65)
Other segment (expense)/income		(550)	(1,656)	138
Income tax expenses		(241)	(141)	(362)
Net income		$ 898	$ 1,769	$ 1,670

[1]	Revenue from the provision of construction services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for the satisfaction of the construction services. A certain percentage of payments is retained by customers until the end of the retention period, as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period, as stipulated in the contracts.